Income Tax - Summary Of Reconciliation Of Effective Tax Rate And Statutory Income Tax Rate (Detail)	11 Months Ended
Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of Warrants	(14.60%)
Change in fair value of FPA	(3.00%)
Initial classification of FPA	(0.30%)
Compensation expense	(1.00%)
Transaction costs	(1.00%)
Change in valuation allowance	(1.20%)
Income tax provision	(0.10%)